Operations - Operations, Allegations and Investigations Regarding our Supply Relationships - Additional Information (Detail) R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 27, 2017 USD ($) Notice	Dec. 15, 2017 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of business perspectives [line items]
Write-off of property,plant and equipment			R$ (56,001)	R$ (15,390)
Tax infringement notice amount | $	$ 121,778	$ 90,634
Number of official tax infringement notice | Notice	2
Recorded (loss)			(720,918)	37,923	R$ (364,233)
General and administrative expenses			(327,286)	(256,532)	(231,050)
Profit (loss) before finance income and expenses			620,403	(108,276)	(85,329)
Finance costs, net			R$ (251,693)	(532,175)	R$ (397,133)
Descarte legal proceedings contingent liability [member]
Disclosure of business perspectives [line items]
Recorded (loss)				(33,974)
Depreciation expenses				(555)
General and administrative expenses				(11,219)
Profit (loss) before finance income and expenses				(10,882)
Finance costs, net				(11,318)
Operation Lava Jato Legal Proceedings Contingent Liability [member]
Disclosure of business perspectives [line items]
Write-off of property,plant and equipment				R$ (53,407)